Note 1. Operations and Summary of Significant Accounting Policies: Loss Per Common Share, Policy (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,640,231	2,615,231